INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of loss before income tax

	Six months ended June 30,
	2026	2025

British Virgin Islands	$(16,545)	$(56,222)
Foreign	(88,315)	(455,915)

Loss before income taxes	$(104,860)	$(512,137)

Schedule of provision for income taxes

Six months ended June 30,
	2026	2025

Current:
British Virgin Islands	–	–
Foreign	–	–

Total provision for income taxes	$–	$–

Schedule of reconciliation of the federal income tax

	Six months ended June 30,
	2026			2025
	Amount	%		Amount	%

Loss before income taxes	$(104,860)			$(512,137)
Federal statutory tax rate	(22,021)	21.00%		(107,549)	21.00%
State and local income tax, net of federal income tax effect
Foreign tax effects:
Bangladesh
Foreign rate difference	(1)	0%		–	–
Malaysia
Foreign rate difference	(2,649)	2.53%		(13,677)	2.67%
Changes in valuation allowances	24,671	(23.53%	)	121,226	(23.67%	)

Income tax expense and effective tax rate	$–	–		$–	–

Schedule of components of deferred taxes

	As of
	June 30, 2026	December 31, 2025

Deferred tax assets
Net operating loss (NOL) carryforwards:
Malaysia	$2,888,000	$2,800,000
Bangladesh	87,000	87,000
Less: Valuation allowance	(2,975,000)	(2,887,000)
Total deferred tax assets	$–	$–

Schedule of changes in valuation allowance for deferred tax assets

	Six months ended June 30,
	2026	2025

Valuation allowance
Balance, beginning of year	$2,887,000	$6,379,000
Increases in (reversal of) valuation allowance during the year	88,000	(3,540,000)
Balance, end of period	$2,975,000	$2,839,000